Subsequent Events	12 Months Ended
Jun. 30, 2020
Events after reporting period [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

(a)	On 6 July 2020 Harmony and its subsidiaries cancelled the bridge loan of US$200 million (refer to note 30). The cancellation followed the successful equity raise on 24 June 2020 (refer to note 12).

(b)
On 6 July 2020 a payment of R300 million was made on the R2 billion facility while two payments of US$20 million each were made on 2 July 2020 (R340 million) and 8 July 2020 (R339 million) respectively on the US$400 million facility. Additional payments were made on the R2 billion facility and US$400 million facility of R600 million on 6 October 2020 and of US$30 million (R497 million) on 8 October 2020 respectively.

(c)	The syndicate of lenders for the US$400 million million facility agreed to the one year extension during July 2020, extending the maturity date to September 2023.

(d)
On 14 August 2020, Ms Shela Mohatla was appointed as Group Company Secretary by the board of directors. At the same time Mrs Marian van der Walt was appointed as Senior Group Executive: Enterprise Risk and Investor Relations and will be regarded as a prescribed officer going forward.

(e)	By 1 September 2020, Harmony had completed the recall of all operational employees.

(f)
The last condition precedent for the acquisition of AGA's remaining South African assets (refer note 12 for further detail) was fulfilled during September 2020. The cash consideration of US$200 million was paid on 30 September 2020 and amounted to R3.366 billion based on the average exchange rate set out in the agreement. Control transferred to Harmony on 1 October 2020.

Following the effective date, management has started with a fair value exercise process in accordance with IFRS 3, Business Combinations. An updated life-of-mine plan will be prepared for the various operations that have been acquired.

(g)
On 30 September 2020, Harmony announced the resignations of Mr Ken Dicks and Mr Max Sisulu as independent non-executive directors as well as the retirement of Mr Frank Abbott as executive director with immediate effect.